Subsequent Events (Details) R / shares in Units, R in Millions, $ in Millions									12 Months Ended
	Oct. 14, 2024 R / shares	Sep. 04, 2024 R / shares	Jul. 30, 2024 AUD ($)	Apr. 15, 2024 R / shares	Oct. 16, 2023 R / shares	Oct. 17, 2022 R / shares	Aug. 29, 2022 R / shares	Apr. 11, 2022 R / shares	Jun. 30, 2024 ZAR (R) R / shares	Jun. 30, 2023 ZAR (R) R / shares	Jun. 30, 2022 ZAR (R) R / shares	Sep. 01, 2024 ZAR (R)
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | R / shares		R 0.94					R 0.22
Dividends per share, ordinary shares | R / shares	R 0.94			R 1.47	R 0.75	R 0.22		R 0.40	R 2.22	R 0.22	R 0.67
Retirement benefit obligation									R 290	R 264	R 251
Queensland Government
Disclosure of non-adjusting events after reporting period [line items]
Future Government grant | $			$ 20.7
RMA Life Assurance Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Payments In Respect Of Settlements Net Defined Benefit Liability												R 350
Retirement benefit obligation												R 290